SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Total revenues	$ 3,259,037	$ 4,023,993
Campaign-based marketing services [Member]
Product Information [Line Items]
Total revenues	2,187,128	2,161,033
Optimization-based marketing services [Member]
Product Information [Line Items]
Total revenues	775,821	1,318,273
Social media platforms marketing services [Member]
Product Information [Line Items]
Total revenues	296,088	416,276
Social commerce [Member]
Product Information [Line Items]
Total revenues		$ 128,411